UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 29,062	$ 75,317
Accounts receivable, net of allowance for credit losses of $700 and $211, respectively	37,594	30,506
Inventories	28,705	28,638
Prepaid expenses and other current assets	9,419	11,601
Due from related parties	2,809	1,561
Total current assets	107,589	147,623
Non-current assets:
Goodwill	44,745	44,130
Property, plant, and equipment, net	13,626	14,595
Intangible assets, net	37,459	39,521
Right-of-use assets	2,899	3,448
Deferred tax assets, net	35	34
Other non-current assets	3,439	3,268
Total non-current assets	102,203	104,996
Total assets	209,792	252,619
Current liabilities:
Accounts payable	36,795	40,485
Accrued expenses and other current liabilities	36,066	45,959
Loans payable, current	7,873	10,931
Contract liabilities	11,767	11,281
Accrued warranties	16,026	15,749
Lease liabilities, current	1,116	1,047
Due to related parties	5,343	4,621
Total current liabilities	114,986	130,073
Non-current liabilities:
Loans payable, non-current	58,709	58,077
Loans payable, related parties, non-current	0	5,006
Contract liabilities, non-current	18,384	18,581
Lease liabilities, non-current	2,246	2,761
Deferred tax liabilities	9,643	9,756
Total non-current liabilities	88,982	94,181
Total liabilities	203,968	224,254
Commitments and contingencies
Shareholders’ equity:
Ordinary shares par value of $0.001; 990,000,000 shares authorized. 458,495,740 shares issued and 456,446,860 shares outstanding as of June 30, 2025. 456,477,820 shares issued and 454,958,590 shares outstanding as of December 31, 2024. $10,000,000 shares, $0.001 par value, without designation; none authorized, issued and outstanding as of June 30, 2025 and December 31, 2024.	458	456
Treasury shares, at cost, 2,048,880 and 1,519,230 shares, respectively	(452)	(342)
Additional paid-in capital	485,591	479,480
Accumulated other comprehensive income	3,692	3,344
Accumulated deficit	(483,465)	(454,573)
Total Mynd.ai, Inc. shareholders’ equity	5,824	28,365
Non-controlling interest	0	0
Total shareholders’ equity	5,824	28,365
Total liabilities and shareholders’ equity	$ 209,792	$ 252,619